OTHER OPERATING REVENUES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OTHER OPERATING REVENUES [abstract]
Sale of materials and others	¥ 64,503	¥ 58,930	¥ 49,812
Rental income	1,063	793	909
Other operating revenues	¥ 65,566	¥ 59,723	¥ 50,721